Other investments (Tables)	6 Months Ended
Jun. 30, 2022
Other Investments [Abstract]
Schedule of other investments
(In thousands)	December 31, 2021	June 30, 2022
Current(i)	12,587	10,177
Non-current(ii)	12,058	7,738
Total	24,645	17,915

(i)	In June 2020, the Group made an investment in an investment fund for a cash consideration of US$15,000 thousands, for which the underlying assets were mainly comprised of debt securities and equity securities. It is redeemable at the option of the Group with one-month notice. There was a fair value loss of US$4,235 thousands and US$2,410 thousands for the six months ended June 30, 2021 and 2022 respectively.

(ii)	In June 2020, the Group made an investment in an investment fund for a cash consideration of US$17,100 thousands, for which the underlying assets were mainly comprised of unlisted bonds and subordinated debentures, for a period of 3 years. There was a fair value gain of US$684 thousands and a fair value loss of US$4,320 thousands for the six months ended June 30, 2021 and 2022 respectively.